Annual Total Returns - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity New Millennium ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Fidelity New Millennium ETF
Bar Chart Table:
Annual Return 2021	24.46%